Note 6 - Investment - Equity Method and Joint Ventures Table (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Balance at period		$ 337	[1]	$ 58	[1]	$ 58
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		(84)
Investments		295	[2]	3
Equity in earnings		13		7		1
Distributions received		29		10
4610 Pipe Lines (No Natural Gas) | Rendezvous Gas Services, L.L.C.
Schedule of Equity Method Investments [Line Items]
Balance at period		281	[1]	0	[1]	0
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	[2]	295
Investments				0
Equity in earnings		8		0
Distributions received		22		0
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		135
4610 Pipe Lines (No Natural Gas) | Three Rivers Gathering, LLC
Schedule of Equity Method Investments [Line Items]
Balance at period		40	[1]	42	[1]	40
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	[2]	0
Investments	[3]			3
Equity in earnings		2		5
Distributions received		4		6
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		16		17
4610 Pipe Lines (No Natural Gas) | Uintah Basin Field Services, LLC
Schedule of Equity Method Investments [Line Items]
Balance at period		16	[1]	16	[1]	$ 18
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	[2]	0
Investments	[3]			0
Equity in earnings		3		2
Distributions received		3		4
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		$ 7		$ 8

[1]	The carrying amount of our investments in RGS, TRG and UBFS exceeded the underlying equity in net assets by $135 million, $16 million and $7 million, respectively, at December 31, 2016. The carrying amount of our investments in TRG and UBFS exceeded the underlying equity in net assets by $17 million and $8 million, respectively, at December 31, 2015. The carrying amounts of our investments that exceed the underlying equity in net assets are amortized over the useful life of the underlying fixed assets and included in equity in earnings (loss).
[2]	We recognized an increase of $295 million to equity method investments as of January 1, 2016 as a result of the deconsolidation of RGS. The carrying amount of our investment in RGS exceeded the underlying equity in net assets by $135 million at December 31, 2016
[3]	Includes the final fair value adjustment resulting from measurement period changes related to TLLP’s Rockies Natural Gas Business in 2015.